Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common shares - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator Earnings allocable to Class A common stock subject to possible redemption
Interest income on Trust account			$ 16,161
Class A common stock subject to possible redemption net earnings			$ 16,161
Denominator: Weighted average Class A shares subject to possible redemption
Class A Common stock subject to possible redemption, basic and diluted (in Shares)	7,841,024	8,315,869	6,338,515
Earnings/basic and diluted per share Class A common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Numerator: Net income minus Earnings allocable to Class A common stock subject to possible redemption
Net income (loss)	$ 286,223	$ (9,149,309)	$ 1,419,645
Less : Earnings allocable to Class A common stock subject to possible redemption	$ (1,187)	$ (11,592)	16,161
Non-redeemable ordinary shares net income			$ 1,403,484
Denominator: weighted average Non-redeemable ordinary shares
Non-redeemable ordinary shares, basic and diluted (in Shares)			2,500,000
Income/Basic and diluted per share Non-redeemable ordinary shares (in Dollars per share)	$ 0.06	$ (2.02)	$ 0.56